UNITED STATES SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

Form N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

811-21614

Investment Company Act File Number

Eaton Vance Enhanced Equity Income Fund

(Exact Name of Registrant as Specified in Charter)

Two International Place, Boston, Massachusetts 02110

(Address of Principal Executive Offices)

Maureen A. Gemma

Two International Place, Boston, Massachusetts 02110

(Name and Address of Agent for Services)

(617) 482-8260

(Registrant’s Telephone Number, Including Area Code)

September 30

Date of Fiscal Year End

June 30, 2014

Date of Reporting Period

Item 1. Schedule of Investments

Eaton Vance

Enhanced Equity Income Fund

June 30, 2014

PORTFOLIO OF INVESTMENTS (Unaudited)

Common Stocks — 97.8%(1)

Security	Shares	Value
Aerospace & Defense — 2.1%
Boeing Co. (The)	60,000	$7,633,800
United Technologies Corp.	37,552	4,335,378

		$11,969,178

Air Freight & Logistics — 1.8%
C.H. Robinson Worldwide, Inc.	165,776	$10,574,851

		$10,574,851

Automobiles — 0.6%
Honda Motor Co., Ltd.	93,744	$3,271,173

		$3,271,173

Banks — 8.6%
Bank of America Corp.	643,827	$9,895,621
Citigroup, Inc.	200,222	9,430,456
JPMorgan Chase & Co.	207,577	11,960,587
PNC Financial Services Group, Inc. (The)	49,229	4,383,842
Regions Financial Corp.	665,795	7,070,743
SunTrust Banks, Inc.	174,946	7,008,337

		$49,749,586

Beverages — 1.5%
Constellation Brands, Inc., Class A(2)	100,000	$8,813,000

		$8,813,000

Biotechnology — 4.6%
Biogen Idec, Inc.(2)	16,657	$5,252,119
Celgene Corp.(2)	90,006	7,729,715
Gilead Sciences, Inc.(2)	167,077	13,852,354

		$26,834,188

Capital Markets — 0.6%
Charles Schwab Corp. (The)	124,177	$3,344,087

		$3,344,087

Chemicals — 3.3%
LyondellBasell Industries NV, Class A	66,610	$6,504,466
Monsanto Co.	51,013	6,363,362
PPG Industries, Inc.	30,326	6,373,009

		$19,240,837

Communications Equipment — 1.9%
QUALCOMM, Inc.	70,000	$5,544,000
Telefonaktiebolaget LM Ericsson, Class B	450,000	5,436,335

		$10,980,335

Consumer Finance — 2.4%
American Express Co.	47,889	$4,543,229
Discover Financial Services	154,403	9,569,898

		$14,113,127

Diversified Telecommunication Services — 2.0%
AT&T, Inc.	120,000	$4,243,200
Verizon Communications, Inc.	150,000	7,339,500

		$11,582,700

Electric Utilities — 1.6%
NextEra Energy, Inc.	88,183	$9,036,994

		$9,036,994

Security	Shares	Value
Electrical Equipment — 3.9%
Emerson Electric Co.	165,838	$11,005,010
Rockwell Automation, Inc.	91,816	11,491,690

		$22,496,700

Electronic Equipment, Instruments & Components — 2.0%
Corning, Inc.	535,000	$11,743,250

		$11,743,250

Energy Equipment & Services — 0.6%
FMC Technologies, Inc.(2)	55,300	$3,377,171

		$3,377,171

Food & Staples Retailing — 1.4%
Costco Wholesale Corp.	72,822	$8,386,182

		$8,386,182

Food Products — 3.4%
Hershey Co. (The)	115,940	$11,289,078
Mondelez International, Inc., Class A	225,281	8,472,818

		$19,761,896

Health Care Equipment & Supplies — 2.4%
Abbott Laboratories	173,216	$7,084,534
Covidien PLC	73,671	6,643,651

		$13,728,185

Health Care Technology — 0.6%
Cerner Corp.(2)	70,423	$3,632,418

		$3,632,418

Hotels, Restaurants & Leisure — 0.7%
Yum! Brands, Inc.	47,839	$3,884,527

		$3,884,527

Household Durables — 0.7%
Mohawk Industries, Inc.(2)	28,705	$3,971,050

		$3,971,050

Industrial Conglomerates — 1.5%
Danaher Corp.	112,413	$8,850,276

		$8,850,276

Insurance — 2.9%
ACE, Ltd.	55,229	$5,727,248
Aflac, Inc.	102,725	6,394,631
MetLife, Inc.	85,670	4,759,825

		$16,881,704

Internet & Catalog Retail — 1.3%
Amazon.com, Inc.(2)	23,439	$7,612,518

		$7,612,518

Internet Software & Services — 5.3%
Facebook, Inc., Class A(2)	121,805	$8,196,258
Google, Inc., Class C(2)	39,000	22,435,920

		$30,632,178

IT Services — 1.7%
Fiserv, Inc.(2)	68,738	$4,146,276
Visa, Inc., Class A	28,085	5,917,791

		$10,064,067

Machinery — 2.0%
Caterpillar, Inc.	106,543	$11,578,028

		$11,578,028

Security	Shares	Value
Media — 3.2%
Lions Gate Entertainment Corp.	106,662	$3,048,400
Live Nation Entertainment, Inc.(2)	179,847	4,440,422
Walt Disney Co. (The)	131,342	11,261,263

		$18,750,085

Metals & Mining — 0.8%
Freeport-McMoRan Copper & Gold, Inc.	119,266	$4,353,209

		$4,353,209

Multi-Utilities — 1.6%
Sempra Energy	85,881	$8,992,600

		$8,992,600

Multiline Retail — 2.3%
Dollar General Corp.(2)	105,014	$6,023,603
Macy’s, Inc.	127,697	7,408,980

		$13,432,583

Oil, Gas & Consumable Fuels — 8.4%
Anadarko Petroleum Corp.	28,195	$3,086,507
Chevron Corp.	96,354	12,579,015
Devon Energy Corp.	126,097	10,012,102
EOG Resources, Inc.	27,038	3,159,661
Exxon Mobil Corp.	96,861	9,751,965
Occidental Petroleum Corp.	57,785	5,930,474
Range Resources Corp.	48,019	4,175,252

		$48,694,976

Pharmaceuticals — 7.1%
Johnson & Johnson	45,716	$4,782,808
Merck & Co., Inc.	245,861	14,223,059
Pfizer, Inc.	194,685	5,778,251
Roche Holding AG PC	15,605	4,649,616
Shire PLC ADR	48,584	11,441,046

		$40,874,780

Real Estate Investment Trusts (REITs) — 1.7%
AvalonBay Communities, Inc.	34,565	$4,914,798
Simon Property Group, Inc.	29,097	4,838,249

		$9,753,047

Semiconductors & Semiconductor Equipment — 1.6%
NXP Semiconductors NV(2)	141,567	$9,368,904

		$9,368,904

Software — 1.0%
Microsoft Corp.	141,236	$5,889,541

		$5,889,541

Specialty Retail — 2.8%
AutoNation, Inc.(2)	109,332	$6,524,934
Home Depot, Inc. (The)	68,505	5,546,165
TJX Cos., Inc. (The)	81,358	4,324,177

		$16,395,276

Technology Hardware, Storage & Peripherals — 3.6%
Apple, Inc.	224,000	$20,816,320

		$20,816,320

Textiles, Apparel & Luxury Goods — 0.6%
NIKE, Inc., Class B	41,004	$3,179,860

		$3,179,860

Thrifts & Mortgage Finance — 0.2%
Federal National Mortgage Association(2)	329,510	$1,288,384

		$1,288,384

Security	Shares	Value
Tobacco — 1.5%
Altria Group, Inc.	209,474	$8,785,340

		$8,785,340

Total Common Stocks (identified cost $493,934,898)		$566,685,111

Short-Term Investments — 2.6%

Description	Interest (000’s omitted)	Value
Eaton Vance Cash Reserves Fund, LLC, 0.12%(3)	$15,233	$15,232,879

Total Short-Term Investments (identified cost $15,232,879)		$15,232,879

Total Investments — 100.4% (identified cost $509,167,777)		$581,917,990

Covered Call Options Written — (0.4)%

Security	Number of Contracts	Strike Price	Expiration Date	Value
Abbott Laboratories	865	$42.00	8/16/14	$(41,520)
Aflac, Inc.	510	65.00	8/16/14	(17,340)
Altria Group, Inc.	1,045	44.00	8/16/14	(22,468)
Amazon.com, Inc.	115	350.00	7/19/14	(11,442)
American Express Co.	235	97.50	7/19/14	(9,517)
Anadarko Petroleum Corp.	140	120.00	8/16/14	(25,410)
Apple, Inc.	1,120	100.00	8/16/14	(127,120)
AT&T, Inc.	600	36.00	8/16/14	(12,900)
AutoNation, Inc.	545	60.00	7/19/14	(62,675)
AvalonBay Communities, Inc.	170	145.00	7/19/14	(6,375)
Bank of America Corp.	3,215	16.00	7/19/14	(27,328)
Biogen Idec, Inc.	60	335.00	7/19/14	(6,600)
Boeing Co. (The)	300	140.00	7/19/14	(1,800)
C.H. Robinson Worldwide, Inc.	825	67.50	8/16/14	(49,500)
Caterpillar, Inc.	530	115.00	8/16/14	(33,390)
Cerner Corp.	350	55.00	8/16/14	(20,125)
Chevron Corp.	480	135.00	8/16/14	(44,400)
Citigroup, Inc.	1,000	49.00	8/16/14	(50,500)
Constellation Brands, Inc., Class A	500	92.50	8/16/14	(61,250)
Corning, Inc.	2,675	22.00	7/19/14	(82,925)
Costco Wholesale Corp.	360	120.00	8/16/14	(15,840)
Covidien PLC	365	97.50	8/16/14	(10,950)
Danaher Corp.	385	82.50	7/19/14	(10,587)
Devon Energy Corp.	630	82.50	7/19/14	(24,255)
Discover Financial Services	630	65.00	7/19/14	(6,300)
Dollar General Corp.	525	70.00	8/16/14	(6,562)
Emerson Electric Co.	825	70.00	8/16/14	(30,938)
EOG Resources, Inc.	135	120.00	7/19/14	(17,280)
Exxon Mobil Corp.	480	105.00	7/19/14	(11,520)
Facebook, Inc., Class A	605	72.50	8/16/14	(114,950)
FMC Technologies, Inc.	275	65.00	8/16/14	(17,187)
Freeport-McMoRan Copper & Gold, Inc.	595	37.00	8/16/14	(44,625)
Gilead Sciences, Inc.	835	87.50	8/16/14	(100,618)
Google, Inc., Class C	100	595.00	7/19/14	(61,500)
Hershey Co. (The)	580	105.00	8/16/14	(17,980)

Security	Number of Contracts	Strike Price	Expiration Date	Value
Home Depot, Inc. (The)	340	$85.00	8/16/14	$(11,220)
Johnson & Johnson	225	105.00	7/19/14	(21,938)
JPMorgan Chase & Co.	1,035	57.50	7/19/14	(75,555)
Lions Gate Entertainment Corp.	530	28.00	7/19/14	(53,000)
LyondellBasell Industries NV, Class A	330	105.00	8/16/14	(16,500)
Macy’s, Inc.	635	62.50	8/16/14	(23,813)
Merck & Co., Inc.	1,000	60.00	7/19/14	(10,500)
MetLife, Inc.	425	57.50	7/19/14	(9,350)
Microsoft Corp.	705	44.00	8/16/14	(25,733)
Mohawk Industries, Inc.	140	145.00	8/16/14	(31,850)
Mondelez International, Inc., Class A	1,125	39.00	8/16/14	(39,938)
Monsanto Co.	255	130.00	8/16/14	(20,655)
NextEra Energy, Inc.	440	105.00	8/16/14	(70,400)
NIKE, Inc., Class B	205	77.50	7/19/14	(21,320)
NXP Semiconductors NV	705	72.50	8/16/14	(72,263)
Occidental Petroleum Corp.	285	110.00	8/16/14	(21,233)
PNC Financial Services Group, Inc. (The)	175	90.00	8/16/14	(21,350)
PPG Industries, Inc.	150	220.00	8/16/14	(30,375)
QUALCOMM, Inc.	350	82.50	7/19/14	(4,200)
Range Resources Corp.	240	92.50	8/16/14	(26,400)
Regions Financial Corp.	3,325	11.00	8/16/14	(66,500)
Rockwell Automation, Inc.	335	135.00	7/19/14	(2,512)
Simon Property Group, Inc.	145	170.00	7/19/14	(7,902)
SunTrust Banks, Inc.	875	40.00	7/19/14	(53,375)
TJX Cos., Inc. (The)	405	62.50	7/19/14	(1,012)
United Technologies Corp.	185	120.00	8/16/14	(12,117)
Visa, Inc., Class A	140	220.00	8/16/14	(31,150)
Walt Disney Co. (The)	655	87.50	8/16/14	(98,250)
Yum! Brands, Inc.	235	82.50	7/19/14	(23,735)

Total Covered Call Options Written (premiums received $2,572,571)				$(2,109,823)

Other Assets, Less Liabilities — (0.0)%(4)				$(278,253)

Net Assets — 100.0%				$579,529,914

The percentage shown for each investment category in the Portfolio of Investments is based on net assets.

ADR	-	American Depositary Receipt

PC	-	Participation Certificate

(1)	A portion of each applicable common stock for which a written call option is outstanding at June 30, 2014 has been pledged as collateral for such written option.

(2)	Non-income producing security.

(3)	Affiliated investment company, available to Eaton Vance portfolios and funds, which invests in high quality, U.S. dollar denominated money market instruments. The rate shown is the annualized seven-day yield as of June 30, 2014. Net income allocated from the investment in Eaton Vance Cash Reserves Fund, LLC for the fiscal year to date ended June 30, 2014 was $7,350.

(4)	Amount is less than (0.05)%.

A summary of open financial instruments at June 30, 2014 is as follows:

Forward Foreign Currency Exchange Contracts

Settlement Date	Deliver	In Exchange For	Counterparty	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized (Depreciation)
7/31/14	Euro 3,379,000	United States Dollar 4,600,272	State Street Bank and Trust Co.	$—	$(27,099)	$(27,099)
7/31/14	Japanese Yen 167,681,000	United States Dollar 1,651,354	Credit Suisse International	—	(4,213)	(4,213)
7/31/14	Japanese Yen 168,160,000	United States Dollar 1,656,096	State Street Bank and Trust Co.	—	(4,200)	(4,200)

				$—	$(35,512)	$(35,512)

Written options activity for the fiscal year to date ended June 30, 2014 was as follows:

	Number of Contracts	Premiums Received
Outstanding, beginning of period	46,795	$3,478,123
Options written	238,724	19,175,070
Options terminated in closing purchase transactions	(126,021)	(10,777,547)
Options exercised	(434)	(23,852)
Options expired	(120,864)	(9,279,223)

Outstanding, end of period	38,200	$2,572,571

At June 30, 2014, the Fund had sufficient cash and/or securities to cover commitments under these contracts.

In the normal course of pursuing its investment objectives, the Fund is subject to the following risks:

Equity Price Risk: The Fund writes covered call options on individual stocks above the current value of the stock to generate premium income. In writing call options on individual stocks, the Fund in effect, sells potential appreciation in the value of the applicable stock above the exercise price in exchange for the option premium received. The Fund retains the risk of loss, minus the premium received, should the price of the underlying stock decline.

Foreign Exchange Risk: Because the Fund holds foreign currency denominated investments, the value of these investments and related receivables and payables may change due to future changes in foreign currency exchange rates. To hedge against this risk, the Fund enters into forward foreign currency exchange contracts.

The fair value of open derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) by risk exposure at June 30, 2014 was as follows:

		Fair Value
Risk	Derivative	Asset Derivative	Liability Derivative
Equity Price	Written options	$—	$(2,109,823)
Foreign Exchange	Forward foreign currency exchange contracts	—	(35,512)

Total		$—	$(2,145,335)

The cost and unrealized appreciation (depreciation) of investments of the Fund at June 30, 2014, as determined on a federal income tax basis, were as follows:

Aggregate cost	$509,361,633

Gross unrealized appreciation	$75,717,740
Gross unrealized depreciation	(3,161,383)

Net unrealized appreciation	$72,556,357

Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 — quoted prices in active markets for identical investments

•	Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

At June 30, 2014, the hierarchy of inputs used in valuing the Fund’s investments and open derivative instruments, which are carried at value, were as follows:

Asset Description	Level 1	Level 2	Level 3	Total
Common Stocks
Consumer Discretionary	$67,225,899	$3,271,173	$—	$70,497,072
Consumer Staples	45,746,418	—	—	45,746,418
Energy	52,072,147	—	—	52,072,147
Financials	95,129,935	—	—	95,129,935
Health Care	80,419,955	4,649,616	—	85,069,571
Industrials	65,469,033	—	—	65,469,033
Information Technology	94,058,260	5,436,335	—	99,494,595
Materials	23,594,046	—	—	23,594,046
Telecommunication Services	11,582,700	—	—	11,582,700
Utilities	18,029,594	—	—	18,029,594
Total Common Stocks	$553,327,987	$13,357,124 *	$—	$566,685,111
Short-Term Investments	$—	$15,232,879	$—	$15,232,879
Total Investments	$553,327,987	$28,590,003	$—	$581,917,990

Liability Description
Covered Call Options Written	$(2,109,823)	$—	$—	$(2,109,823)
Forward Foreign Currency Exchange Contracts	—	(35,512)	—	(35,512)
Total	$(2,109,823)	$(35,512)	$—	$(2,145,335)

*	Includes foreign equity securities whose values were adjusted to reflect market trading of comparable securities or other correlated instruments that occurred after the close of trading in their applicable foreign markets.

The Fund held no investments or other financial instruments as of September 30, 2013 whose fair value was determined using Level 3 inputs. At June 30, 2014, there were no investments transferred between Level 1 and Level 2 during the fiscal year to date then ended.

For information on the Fund’s policy regarding the valuation of investments and other significant accounting policies, please refer to the Fund’s most recent financial statements included in its semiannual or annual report to shareholders.

Item 2. Controls and Procedures

(a) It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant on this Form N-Q has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant on this Form N-Q has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b) There have been no changes in the registrant’s internal controls over financial reporting during the fiscal quarter for which the report is being filed that have materially affected, or are reasonably likely to materially affect the registrant’s internal control over financial reporting.

Signatures

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Eaton Vance Enhanced Equity Income Fund

By:	/s/ Walter A. Row, III
Walter A. Row, III
President

Date:	August 25, 2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Walter A. Row, III
Walter A. Row, III
President

Date:	August 25, 2014

By:	/s/ James F. Kirchner
James F. Kirchner
Treasurer

Date:	August 25, 2014